Particulars of Principal Subsidiaries and Equity Investees (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2018
Subsidiary or Equity Method Investee
Consideration transferred		$ 8,080
Shanghai Hutchison Pharmaceuticals Limited ("SHPL") | PRC
Subsidiary or Equity Method Investee
Equity investees	50.00%	50.00%		50.00%
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS") | PRC
Subsidiary or Equity Method Investee
Equity investees	40.00%	40.00%		40.00%
Nutrition Science Partners Limited ("NSPL") | Hong Kong
Subsidiary or Equity Method Investee
Equity investees				49.88%
Shareholding interest acquired	50.00%	50.00%
Consideration transferred	$ 8,100
Hutchison MediPharma Limited ("HMPL") | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	99.75%	99.75%		99.75%
Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited ("HSPL") | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	50.87%	50.87%		51.00%
Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited ("HSPL") | PRC | Hutchison MediPharma Limited ("HMPL")
Subsidiary or Equity Method Investee
Equity interest attributable to the Group			51.00%
Hutchison Hain Organic (Hong Kong) Limited ("HHOL") | Hong Kong
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	50.00%	50.00%		50.00%
Hutchison Hain Organic (Guangzhou) Limited ("HHOGZL") | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	50.00%	50.00%		50.00%
Hutchison Healthcare Limited | PRC
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	100.00%	100.00%		100.00%
Hutchison Consumer Products Limited | Hong Kong
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	100.00%	100.00%		100.00%
Nutrition Science Partners Limited ("NSPL") | Hong Kong
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	99.75%	99.75%
Nutrition Science Partners Limited ("NSPL") | Hong Kong | Subsidiary 99.75% owned by the Group
Subsidiary or Equity Method Investee
Equity interest attributable to subsidiaries (as a percent)				50.00%
Subsidiary 99.75% owned by the Group
Subsidiary or Equity Method Investee
Equity interest attributable to the Group				99.75%
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS") | PRC | Subsidiary 80% owned by the Group
Subsidiary or Equity Method Investee
Equity interest attributable to subsidiaries (as a percent)	50.00%	50.00%		50.00%
Subsidiary 80% owned by the Group
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	80.00%	80.00%		80.00%